Related Party Transactions - Compensation to key management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transactions
Management and director fees	$ 3,316	$ 3,233
Benefits	56	11
Share-based compensation	7,653	11,535
Total	$ 11,025	$ 14,779